Operating Lease - Schedule of Operating Lease (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Operating Lease [Line Items]
Operating right of use asset	$ 170	$ 84
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Current operating lease liability
Current operating lease liability	$ 98
Non-Current operating lease liability	72
Total operating lease liability	$ 170